FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Financial assets by category (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Amortized cost
Financial assets by category
Financial assets	$ 190,549,953	$ 211,830,890
Fair value
Financial assets by category
Financial assets	3,406,669	15,246,972
Cash and cash equivalents | Amortized cost
Financial assets by category
Financial assets	9,173,159	19,488,145
Cash and cash equivalents | Fair value
Financial assets by category
Financial assets	1,891,524	13,206,934
Other financial assets | Amortized cost
Financial assets by category
Financial assets	49	58
Other financial assets | Fair value
Financial assets by category
Financial assets	1,515,145	2,040,038
Trade receivables | Amortized cost
Financial assets by category
Financial assets	156,198,261	168,366,767
Other receivables | Amortized cost
Financial assets by category
Financial assets	$ 25,178,484	$ 23,975,920